THE PERKINS DISCOVERY FUND
                          THE PERKINS OPPORTUNITY FUND

                            (THE PERKINS FUNDS LOGO)

                               SEMI-ANNUAL REPORT

                                Six Months Ended
                               September 30, 2002

October 31, 2002

Dear Shareholders:

For over a year now, we have believed that the stock market was at or near a bottom and that small-cap stocks should lead the next advance. This is based partly on the fact that since 1932 the average recession in the United States has lasted about one year and the market typically bottoms three to six months before the end of a recession. We have assumed that the current recession started in the fourth quarter of 2000, but could well turn out to be longer than average following the terrorist attacks of September 11 and the impact they had on our economy. Now we can see that this recession has indeed been prolonged by this and other factors including the damage to investor confidence caused by the recently uncovered fraudulent activities at a number of companies. Now after suffering through the third worst September quarter on record and the fourth worst six months (in terms of the Dow Jones Industrial Average), we have experienced a significant rally in October. For many years, we have been believers in the four-year "presidential cycle", in which the market posts a bottom in the second year of the presidential term. This cycle calls for a bottom in 2002. When combined with this October's action and the fact that five of the last ten bear markets have ended in October, this gives us confidence that we should experience an intermediate term rally now.

S&P 500 Index & Small Cap Index Around Bear Market Bottoms

S&P 500             Small Cap/Large Cap             Small Cap Total Return Index
-------             -------------------             ----------------------------
 110                      110.2                               120.2
 109.7                    108.7                               118.1
 109                      108                                 117.2
 109.8                    109.4                               119.2
 110.5                    108.1                               118.9
 111.2                    109.5                               122
 111.6                    108.4                               120.9
 110                      108.1                               119
 109.2                    108                                 117.9
 107.5                    106.2                               114.5
 103.2                    103.7                               107
 100                      100                                 100
 106                      102.8                               109.4
 110.9                    102.5                               114.2
 115.4                    107.2                               124.5
 118.3                    108.3                               129.6
 121.2                    109.8                               134.5
 124.2                    109.7                               137.8
 123.6                    110                                 137.4
 123.9                    109.5                               137.2
 127.6                    111                                 143.5
 130.5                    112.5                               152
 136.1                    115                                 159.8
 135.9                    115.8                               160.1

*Based on NDR-Defined Bear Market Bottoms, 1929-Present
See study T_200B

In past letters we have presented charts and tables which show that small-cap stocks typically outperform large-caps coming out of recessions. The preceding chart, from Ned Davis Research, compares the return of small-cap and large-cap stocks before and after bear market bottoms. It shows that although small-caps under perform before bear market bottoms, they outperform large-caps coming out of those bottoms.

As we mentioned in our last letter, The Perkins Opportunity Fund has a significant tax loss carry-forward. Part of that carryforward was used up last year; however, as of March 31, 2002, approximately $2.7 million remains. This means that the Fund may be able to take up to $1.72 per share of capital gains in the future without having to make a taxable distribution. This represents a significant shelter for taxable accounts and may work to the advantage of new investors and long-term shareholders when the Fund is performing well. The Fund has many good holdings that have the potential for capital appreciation and will not have to distribute any tax liability until its carryforward is used up. Currently, the most significant holding in the fund is Insignia Systems, Inc., a marketer of in-store promotional programs to consumer product manufacturers.
Due to past price performance, Insignia represented 33% of the portfolio as of September 30. Although this is a large position for the fund, we plan to continue holding most of the position for the time being because we believe the company is entering a period of strong revenue growth combined with significant operating leverage.

The Discovery Fund, which is just four years old, is well-positioned in micro-cap growth stocks, i.e., those with less than a $100 million market capitalization. There are plenty to choose from, as the price decline in small-cap stocks moved many into the micro-cap category. The Fund is still small, with just $3.2 million in net assets as of September 30.

The following table shows the Funds' returns by year and since inception, compared to several popular indices.

                              PERKINS    PERKINS
                             DISCOVERY OPPORTUNITY RUSSELL    NASDAQ     S&P
                               FUND        FUND      2000   COMPOSITE    500
CALENDAR PERIOD               (PDFDX)    (POFDX)    INDEX     INDEX     INDEX
---------------               ------     -------    -----     -----     -----
1993 (Partial Year)             --        39.52%    17.62%    17.26%    10.67%
1994                            --        14.85%   (3.18)%   (3.20)%     1.27%
1995                            --        70.35%    26.21%    39.92%    37.53%
1996                            --       (7.33)%    14.76%    22.71%    22.99%
1997                            --      (17.08)%    20.52%    21.64%    33.34%
1998 - Discovery (Part Yr)     9.67%        --    (11.23)%    21.34%    12.84%
     - Opportunity              --      (16.01)%   (3.45)%    39.63%    28.57%
1999                          67.54%      98.58%    19.62%    85.58%    21.03%
2000                           7.61%    (29.26)%   (4.20)%  (39.29)%   (9.15)%
2001                          17.76%      17.66%     1.03%  (21.05)%  (11.91)%
2002 (YTD to 09/30/02)      (34.57)%    (26.20)%  (25.84)%  (39.91)%  (28.16)%
Annualized - Discovery         9.85%        --     (6.09)%   (9.36)%   (5.43)%
(Inception to 09/30/02)
Annualized - Opportunity        --         8.27%     5.33%     6.11%     8.85%
(Inception to 09/30/02)

Thank you for your continued support.
Sincerely,

/s/Richard W. Perkins                   /s/Daniel S. Perkins

Richard W. Perkins, C.F.A.              Daniel S. Perkins, C.F.A.
President                               Vice President

Opinions expressed above are those of Richard W. and Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so than an investor's shares, when redeemed, may be worth more or less than their original cost.

The Discovery Fund's one-year and average annual total return since inception (April 9, 1998) through September 30, 2002 were (-22.71)% and 9.85%, respectively. The Opportunity Fund's one-year, five-year and average annual total return since inception (February 18, 1993) through September 30, 2002 were (-13.51)%, (-4.22)% and 8.27%, respectively. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions. Small company investing involves additional risks such as limited liquidity and greater volatility. The performance quoted for the Opportunity Fund reflects a substantial increase in value of a single holding during the last year. It is not probable that a single holding will have such a substantial impact on performance in the future.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Perkins Funds nor any of its representatives may give legal or tax advice.

The Dow Jones Industrial Average, S&P 500, Russell 2000 and NASDAQ Composite Indices are unmanaged indices commonly used to measure performance of U.S. stocks. The Small Company Total Return Index is represented by the fifth capitalization quintile of stocks on the New York Stock Exchange for 1926-1981 and the performance of the Dimensional Fund Advisors Micro Cap Fund thereafter. One cannot invest directly in an index. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Funds are distributed by Quasar Distributors, LLC.  12/02

                             PERKINS DISCOVERY FUND

SCHEDULE OF INVESTMENTS at September 30, 2002 (Unaudited)

SHARES                                                                 VALUE
------                                                                 -----
COMMON STOCKS: 83.3%

ADVERTISING: 0.0%
   65,000    Provell, Inc.*<F2>                                    $        65
                                                                   -----------

BANKS: 3.6%
   11,000    First Mariner
               Bancorp, Inc.*<F2>                                      113,410
                                                                   -----------

COMPUTERS: 8.4%
   20,000    Datakey, Inc.*<F2>                                         49,800
   20,000    Delphax
               Technologies, Inc.*<F2>                                  62,600
    7,000    Intelli-Check, Inc.*<F2>                                   40,180
   12,500    Rimage Corp.*<F2>                                         112,375
    4,000    Tidel
               Technologies, Inc.*<F2>                                   1,600
                                                                   -----------
                                                                       266,555
                                                                   -----------

DISTRIBUTION - WHOLESALE: 3.0%
   17,500    Abatix Corp.*<F2>                                          94,675
                                                                   -----------

DIVERSIFIED MANUFACTURING: 5.1%
    6,000    Raven Industries, Inc.                                    160,200
                                                                   -----------

ELECTRONICS: 6.6%
    4,900    American Science
               and Engineering, Inc.*<F2>                               46,844
   22,500    Innovex, Inc.*<F2>                                         52,875
   30,000    RF Monolithics, Inc.*<F2>                                 108,000
                                                                   -----------
                                                                       207,719
                                                                   -----------

ENTERTAINMENT: 0.8%
    2,500    Innovative Gaming
               Corp. of America*<F2>                                     1,900
   25,000    PDS Gaming Corp.*<F2>                                      24,000
                                                                   -----------
                                                                        25,900
                                                                   -----------

ENVIRONMENTAL SERVICES: 3.3%
   45,000    Stake Technology Ltd.*<F2>                                103,950
                                                                   -----------

HEALTHCARE - PRODUCTS: 11.3%
   85,000    CardioGenesis Corp.*<F2>                                   76,500
   25,000    Hypertension
               Diagnostics, Inc.*<F2>                                   19,500
   15,000    IntegraMed
               America, Inc.*<F2>                                       83,250
   12,000    MEDTOX
               Scientific, Inc*<F2>                                     87,000
   27,500    Spectranetics Corp.*<F2>                                   43,175
   20,000    STAAR Surgical Co.*<F2>                                    46,200
                                                                   -----------
                                                                       355,625
                                                                   -----------

HEALTHCARE - SERVICES: 9.1%
   17,500    Air Methods Corp.*<F2>                                    107,625
   12,000    American Dental
               Partners, Inc.*<F2>                                     111,494
    7,500    National Home Health
               Care Corp.*<F2>                                          69,000
                                                                   -----------
                                                                       288,119
                                                                   -----------

INTERNET: 4.2%
   32,500    A.D.A.M., Inc.*<F2>                                        26,000
   25,000    eBenX, Inc.*<F2>                                           48,750
   35,000    EDGAR Online, Inc.*<F2>                                    58,100
                                                                   -----------
                                                                       132,850
                                                                   -----------

PHARMACEUTICALS: 1.7%
   50,000    Questcor
               Pharmaceuticals, Inc.*<F2>                               54,500
                                                                   -----------

PRECIOUS METALS:  1.2%
   25,000    Coeur d'Alene
               Mines Corp.                                              39,000
                                                                   -----------

REITS: 3.3%
   17,500    AmeriVest
               Properties, Inc.                                        102,550
                                                                   -----------

RETAIL: 7.3%
   35,000    Cost-U-Less, Inc.*<F2>                                     32,200
   15,000    Famous Dave's
               of America, Inc.*<F2>                                    79,196
   12,500    First Cash Financial
               Services, Inc.*<F2>                                     118,625
                                                                   -----------
                                                                       230,021
                                                                   -----------

SEMICONDUCTORS: 2.8%
   35,000    Micro Component
               Technology, Inc.*<F2>                                    29,750
   12,500    Peak International Ltd.*<F2>                               57,625
                                                                   -----------
                                                                        87,375
                                                                   -----------

TELECOMMUNICATIONS: 11.0%
   40,000    ACT
               Teleconferencing, Inc.*<F2>                              56,400
   50,000    Active IQ
               Technologies, Inc.*<F2>                                  22,500
   70,000    Com21, Inc.*<F2>                                            9,100
   40,000    Forgent
               Networks, Inc.*<F2>                                      68,840
   21,500    Norstan, Inc.*<F2>                                         64,500
   10,000    OneLink
               Communications, Inc.*<F2>                                     1
   35,000    WorldQuest
               Networks, Inc.*<F2>                                      65,100
   55,000    Z-Tel
               Technologies, Inc.*<F2>                                  59,400
                                                                   -----------
                                                                       345,841
                                                                   -----------

TRANSPORTATION: 0.6%
   10,000    Velocity Express Corp.*<F2>                                19,400
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $4,173,372)                                                  2,627,755
                                                                   -----------

RIGHTS: 0.1%

COMPUTERS: 0.0%
    2,500    Intelli-Check, Inc.
               Rts, Exp. 10/4/02*<F2>                                       --
                                                                   -----------
TOTAL WARRANTS:
  (cost $0)                                                                 --
                                                                   -----------

WARRANTS: 0.1%

HEALTHCARE PRODUCTS: 0.0%
    4,500    Hypertention
               Diagnostics, Inc. Wts.,
               Exp. 1/23/06*<F2>                                           945
                                                                   -----------

TELECOMMUNICATIONS: 0.1%
    4,000    Radyne ComStream, Inc.
               Wts., Exp. 2/8/05*<F2>                                    1,040
                                                                   -----------
TOTAL WARRANTS:
  (cost $0)                                                              1,985
                                                                   -----------

PRINCIPAL
AMOUNT
---------
REPURCHASE AGREEMENT:  16.6%
 $524,000    U.S. Bank, N.A.
               Repurchase Agreement,
               1.35%, dated 9/30/02,
               due 10/1/02,
               [collateralized by
               $534,549 Federal
               Home Loan Mortgage
               Corp. 2072 PM,
               6.25%, due 7/15/24
               (proceeds $524,020)]
               (cost $524,000)                                         524,000
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $4,697,372)+<F3>:  100.1%                                    3,153,740
Liabilities in excess of
  Other Assets:  (0.1)%                                                 (3,806)
                                                                   -----------
NET ASSETS:  100.0%                                                $ 3,149,934
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.
+<F3> At September 30, 2002, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
       Gross unrealized appreciation                               $        --
       Gross unrealized depreciation                                (1,543,632)
                                                                   -----------
       Net unrealized depreciation                                 $(1,543,632)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at September 30, 2002 (Unaudited)

SHARES                                                                VALUE
------                                                                -----
COMMON STOCKS: 79.3%

AGRICULTURAL OPERATIONS: 1.1%
    15,750     Vector Group Ltd.                                   $   198,292
                                                                   -----------

COMPUTERS: 3.3%
   100,000     Ciprico, Inc.*<F4>                                      295,000
    50,000     M-Systems Flash Disk
                 Pioneers Ltd.*<F4>                                    312,500
                                                                   -----------
                                                                       607,500
                                                                   -----------

COMPUTERS - SOFTWARE: 0.2%
   100,000     ebix.com, Inc.*<F4>                                      45,000
                                                                   -----------

ELECTRONIC COMPONENTS -
  MISCELLANEOUS: 33.3%
   750,000     Insignia
                 Systems, Inc.*<F4>^<F5>                             6,187,500
                                                                   -----------

ELECTRONIC SECURITY DEVICES: 5.0%
   134,360     Identix, Inc.*<F4>                                      799,442
   400,000     Integrated Security
                 Systems, Inc.*<F4>                                    128,000
                                                                   -----------
                                                                       927,442
                                                                   -----------

ENTERTAINMENT: 0.0%
    10,000     Innovative Gaming
                 Corp. of America*<F4>                                   7,600
                                                                   -----------

ENVIRONMENTAL SERVICES: 1.1%
    87,500     Appliance Recycling
                 Centers of
                 America, Inc.*<F4>                                    210,000
                                                                   -----------

HEALTHCARE - PRODUCTS: 4.1%
    50,000     ATS Medical, Inc.*<F4>                                   24,000
   130,000     Britesmile, Inc.*<F4>                                    97,500
   100,000     LecTec Corp.*<F4>                                        46,000
    57,386     Possis Medical, Inc.*<F4>                               585,911
   175,000     SpectraScience, Inc.*<F4>                                18,375
                                                                   -----------
                                                                       771,786
                                                                   -----------

HEALTHCARE - SERVICES: 5.5%
   437,500     Health Fitness Corp.*<F4>                               201,250
   100,000     US Oncology, Inc.*<F4>                                  811,000
                                                                   -----------
                                                                     1,012,250
                                                                   -----------

PHARMACEUTICALS: 1.2%
    50,000     Theragenics Corp.*<F4>                                  220,000
                                                                   -----------

RETAIL: 12.9%
    24,286     Big Buck Brewery &
                 Steakhouse, Inc.*<F4>                                  21,857
    40,000     Buca, Inc.*<F4>                                         320,000
    41,500     Guitar Center, Inc.*<F4>                                779,370
    45,000     Regis Corp.                                           1,273,050
                                                                   -----------
                                                                     2,394,277
                                                                   -----------

SEMICONDUCTORS: 0.8%
   175,000     Micro Component
                 Technology, Inc.*<F4>                                 148,750
                                                                   -----------

TELECOMMUNICATIONS: 6.2%
   200,000     ADC
                 Telecommunications,
                 Inc.*<F4>                                             230,000
   100,000     Hypercom Corp.*<F4>                                     286,000
   100,000     Norstan, Inc.*<F4>                                      300,000
   115,000     OneLink
                 Communications,
                 Inc.*<F4>                                                  12
    40,000     RMH
                 Teleservices, Inc.*<F4>                               326,400
                                                                   -----------
                                                                     1,142,412
                                                                   -----------

TEXTILES:  4.6%
    25,000     G&K Services, Inc.                                      846,250
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $23,387,144)                                                14,719,059
                                                                   -----------

WARRANTS: 0.1%

HEALTHCARE - PRODUCTS: 0.0%
    11,477     Possis Medical, Inc.
                 Wts., Exp. 3/03/04*<F4>                                     0
                                                                   -----------

RETAIL: 0.0%
   300,000     Big Buck Brewery &
                 Steakhouse, Inc. Wts.
                 A, Exp. 12/13/02*<F4>                                   6,000
                                                                   -----------

TELECOMMUNICATIONS: 0.1%
    85,000     Sontra Medical Corp.
                 Wts., Exp. 10/16/02*<F4>                                6,800
                                                                   -----------
TOTAL WARRANTS
  (cost $10,800)                                                        12,800
                                                                   -----------

PRINCIPAL
AMOUNT
---------
REPURCHASE AGREEMENT:  20.8%
$3,855,000     U.S. Bank, N.A.
                 Repurchase Agreement,
                 1.35%, dated 9/30/02,
                 due 10/1/02,
                 [collateralized by $3,932,
                 609 Federal Home
                 Loan Mortgage Corp.,
                 2072 PM, 6.25%,
                 due 7/15/24
                 (proceeds $3,855,145)]
                 (cost $3,855,000)                                   3,855,000
                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
  (cost $27,252,944)+<F6>:  100.2%                                  18,586,859
Liabilities in excess of
  Other Assets:  (0.2)%                                                (32,856)
                                                                   -----------
NET ASSETS:  100.0%                                                $18,554,003
                                                                   -----------
                                                                   -----------

*<F4>  Non-income producing security.
^<F5>  Affiliated company (see Note 8).
+<F6> At September 30, 2002, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
       Gross unrealized appreciation                               $   143,737
       Gross unrealized depreciation                                (8,809,822)
                                                                   -----------
       Net unrealized depreciation                                 $(8,666,085)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2002 (Unaudited)

                                                      DISCOVERY    OPPORTUNITY
                                                        FUND           FUND
                                                      ---------    -----------
ASSETS
   Investments in securities, at value
       Nonaffiliated issuers (cost $4,173,372
         and $22,085,444, respectively)               $ 2,629,740  $ 8,544,359
       Affiliated issuers (cost $0 and
         $1,312,500, respectively)                             --    6,187,500
   Repurchase agreement, at value (cost
     $524,000 and $3,855,000 respectively)                524,000    3,855,000
   Cash                                                       839          642
   Receivables:
       Fund shares sold                                        70      248,635
       Due from advisor                                     7,150           --
       Dividends and interest                               3,115          438
   Prepaid expenses                                        10,812          658
   Deferred organization costs                              2,517           --
                                                      -----------  -----------
           Total assets                                 3,178,243   18,837,232
                                                      -----------  -----------

LIABILITIES
   Payables:
       Fund shares redeemed                                 6,492      250,938
       Advisory fees                                           --       14,716
       Administration fees                                  2,712        4,284
       Distribution fees                                    2,455       12,830
   Accrued expenses and other liabilities                  16,650          461
                                                      -----------  -----------
           Total liabilities                               28,309      283,229
                                                      -----------  -----------

NET ASSETS                                            $ 3,149,934  $18,554,003
                                                      -----------  -----------
                                                      -----------  -----------

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE ($3,149,934/252,240
     and $18,554,003/1,434,626, respectively;
     of shares authorized without par value)               $12.49       $12.93
                                                           ------       ------
                                                           ------       ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                     $5,060,575  $36,487,650
   Accumulated net investment loss                        (53,189)    (210,985)
   Accumulated net realized
     loss on investments                                 (313,820)  (9,056,577)
   Net unrealized depreciation
     on investments                                    (1,543,632)  (8,666,085)
                                                      -----------  -----------
           Net assets                                 $ 3,149,934  $18,554,003
                                                      -----------  -----------
                                                      -----------  -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2002 (Unaudited)

                                                      DISCOVERY    OPPORTUNITY
                                                        FUND           FUND
                                                      ---------    -----------
INVESTMENT INCOME
   Income
       Dividends                                      $     6,977  $    24,375
       Interest                                             4,225       17,599
                                                      -----------  -----------
           Total income                                    11,202       41,974
                                                      -----------  -----------
   Expenses
       Advisory fees                                       25,756      113,447
       Transfer agent fees                                 19,614       33,585
       Administration fees                                 15,041       28,362
       Audit fees                                           8,544        8,424
       Fund accounting fees                                 7,725       11,703
       Distribution fees                                    6,439       28,362
       Registration fees                                    4,438        5,784
       Custody fees                                         3,740        4,975
       Legal fees                                           3,133        5,574
       Trustee fees                                         2,077        3,412
       Reports to shareholders                                829        7,560
       Amortization of deferred
         organization costs                                   541           --
       Insurance expense                                       91          600
       Miscellaneous                                        1,242        1,171
                                                      -----------  -----------
           Total expenses                                  99,210      252,959
           Less: fees waived and
             expenses absorbed                            (34,819)          --
                                                      -----------  -----------
           Net expenses                                    64,391      252,959
                                                      -----------  -----------
               NET INVESTMENT LOSS                        (53,189)    (210,985)
                                                      -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments^<F7>                 (250,467)    (219,852)
   Change in net unrealized depreciation
     on investments                                    (1,827,179)  (5,444,848)
                                                      -----------  -----------
       Net realized and unrealized
         loss on investments                           (2,077,646)  (5,664,700)
                                                      -----------  -----------
           NET DECREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                $(2,130,835) $(5,875,685)
                                                      -----------  -----------
                                                      -----------  -----------

^<F7>  See Note 8 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2002#<F9>       MARCH 31, 2002
                                                     -----------------------       --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                     $   (53,189)              $  (42,607)
   Net realized loss on investments                           (250,467)                 (62,797)
   Change in net unrealized
     appreciation/depreciation
     on investments                                         (1,827,179)                 407,968
                                                           -----------               ----------
       NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM OPERATIONS                   (2,130,835)                 302,564
                                                           -----------               ----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain                                           --                 (149,265)

CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net
     assets derived from net change
     in outstanding shares(a)<F8>                           (1,668,107)               5,690,397
                                                           -----------               ----------
       TOTAL INCREASE (DECREASE)
         IN NET ASSETS                                      (3,798,942)               5,843,696
                                                           -----------               ----------

NET ASSETS
   Beginning of period                                       6,948,876                1,105,180
                                                           -----------               ----------
   END OF PERIOD                                           $ 3,149,934               $6,948,876
                                                           -----------               ----------
                                                           -----------               ----------

(a)<F8>  A summary of capital share transactions is as follows:

                                 SIX MONTHS ENDED              YEAR ENDED
                              SEPTEMBER 30, 2002#<F9>        MARCH 31, 2002
                              -----------------------        --------------
                                Shares        Value       Shares        Value
                                ------        -----       ------        -----
Shares sold                      42,612       720,377    349,491     6,488,263
Shares issued in reinvestment
  of distributions                --           --          7,555       133,117
Shares redeemed                (163,795)   (2,388,484)   (51,649)     (930,983)
                               --------    ----------    -------     ---------
Net increase                   (121,183)   (1,668,107)    305,397    5,690,397
                               --------    ----------    -------     ---------
                               --------    ----------    -------     ---------

#<F9>  Unaudited.

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2002#<F11>      MARCH 31, 2002
                                                     ------------------------      --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                     $  (210,985)             $  (549,412)
   Net realized loss on investments                           (219,852)              (5,758,303)
   Change in net unrealized
     appreciation/depreciation
     on investments                                         (5,444,848)               5,584,998
                                                           -----------              -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                          (5,875,685)                (722,717)
                                                           -----------              -----------

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets derived from
     net change in outstanding shares(a)<F10>               (1,638,789)              (2,329,908)
                                                           -----------              -----------
       TOTAL DECREASE IN NET ASSETS                         (7,514,474)              (3,052,625)
                                                           -----------              -----------

NET ASSETS
Beginning of period                                         26,068,477               29,121,102
                                                           -----------              -----------
END OF PERIOD                                              $18,554,003              $26,068,477
                                                           -----------              -----------
                                                           -----------              -----------

(a)<F10>  A summary of capital share transactions is as follows:

                                  PERIOD ENDED                YEAR ENDED
                            SEPTEMBER 30, 2002#<F11>        MARCH 31, 2002
                            ------------------------        --------------
                               Shares        Value       Shares        Value
                               ------        -----       ------        -----
Shares sold                    69,477     $ 1,070,122   1,491,054   $ 25,627,901
Shares redeemed               (178,889)   (2,708,911)  (1,627,789)  (27,957,809)
                              --------    -----------    -------     ----------
Net decrease                  (109,412)  $(1,638,789)   (136,735)   $(2,329,908)
                              --------    -----------    -------     ----------
                              --------    -----------    -------     ----------

#<F11>  Unaudited.

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                          SIX MONTHS ENDED            YEAR ENDED MARCH 31,          APRIL 9, 1998*<F12>
                                           SEPTEMBER 30,       ----------------------------------         THROUGH
                                             2002#<F15>        2002           2001           2000      MARCH 31, 1999
                                             ----------        ----           ----           ----      --------------
Net asset value,
  beginning of period                          $18.61         $16.25         $40.22         $17.35         $15.00
                                               ------         ------         ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                          (0.21)         (0.11)         (0.33)         (0.51)         (0.15)
   Net realized and
     unrealized gain (loss)
     on investments                             (5.91)          4.60         (15.45)         26.07           2.50
                                               ------         ------         ------         ------         ------
       Total from
         investment
         operations                             (6.12)          4.49         (15.78)         25.56           2.35
                                               ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
   From net
     realized gain                                 --          (2.13)         (8.19)         (2.69)            --
                                               ------         ------         ------         ------         ------
Net asset value,
  end of period                                $12.49         $18.61         $16.25         $40.22         $17.35
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------

Total return                                   (32.92)%^<F14>  28.44%        (41.40)%       160.88%         15.67%^<F14>

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
     period (millions)                           $3.1           $6.9           $1.1           $2.0           $0.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                           3.83%+<F13>    7.49%         10.86%         12.27%         24.67%+<F13>
   After fees waived and
     expenses absorbed                           2.50%+<F13>    2.50%          2.50%          2.50%          2.50%+<F13>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                          (3.40)%+<F13>  (6.87)%       (10.03)%       (11.97)%       (23.41)%+<F13>
   After fees waived and
     expenses absorbed                          (2.07)%+<F13>  (1.88)%        (1.67)%        (2.20)%        (1.24)%+<F13>
   Portfolio turnover rate                      32.81%^<F14>   49.92%         73.76%        144.58%        137.32%^<F14>

*<F12>  Commencement of operations.
+<F13>  Annualized.
^<F14>  Not Annualized.
#<F15>  Unaudited.

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                             SIX MONTHS
                                               ENDED                                 YEAR ENDED MARCH 31,
                                           SEPTEMBER 30,       ----------------------------------------------------------------
                                             2002#<F18>        2002           2001           2000           1999           1998
                                           -------------       ----           ----           ----           ----           ----
Net asset value,
  beginning of period                          $16.88         $17.33         $24.85         $11.85         $14.24         $12.58
                                               ------         ------         ------         ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                          (0.14)         (0.36)         (0.31)         (0.34)         (0.24)         (0.34)
   Net realized and
     unrealized gain (loss)
     on investments                             (3.81)         (0.09)         (7.21)         13.34          (2.15)          2.00
                                               ------         ------         ------         ------         ------         ------
       Total from investment
         operations                             (3.95)         (0.45)         (7.52)         13.00          (2.39)          1.66
                                               ------         ------         ------         ------         ------         ------
Net asset value,
  end of period                                $12.93         $16.88         $17.33         $24.85         $11.85         $14.24
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Total return                                   (23.40)%^<F17>  (2.60)%       (30.26)%       109.70%        (16.78)%        13.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of year (millions)                            $18.6          $26.1          $29.1          $50.2          $31.8          $56.1
Ratio of expenses
  to average net assets                          2.24%+<F16>    2.24%          2.20%          2.18%          2.24%          2.27%
Ratio of net investment
  loss to average net assets                    (1.87)%+<F16>  (1.94)%        (1.53)%        (1.90)%        (1.69)%        (1.85)%
Portfolio turnover rate                            --^<F17>    23.70%         30.08%         29.64%         19.34%         53.37%

+<F16>    Annualized.
^<F17>    Not Annualized.
#<F18>    Unaudited.

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Perkins Discovery Fund and The Perkins Opportunity Fund (the "Funds") are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Each Fund's primary investment objective is capital appreciation. The Perkins Discovery Fund and The Perkins Opportunity Fund began operations on April 9, 1998 and February 18, 1993, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Securities Valuation. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.

B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Those differences are primarily due to differing treatments for net operating losses.

D. Deferred Organization Costs. All of the expenses incurred by the Advisor in connection with the organization and registration of the Perkins Discovery Fund's shares will be borne by the Fund and are being amortized to expense on a straight-line basis over a period of five periods.

E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the period ended September 30, 2002, Perkins Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the period ended September 30, 2002, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred $25,756 and $113,447, respectively, in advisory fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees for The Perkins Discovery Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of its average daily net assets. For the period ended September 30, 2002, the Advisor has voluntarily waived its fees of $25,756 and absorbed expenses of $9,063 for The Perkins Discovery Fund.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement and is an affiliate of US Bancorp. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $12 million                  $30,000
     $12 to $50 million                 0.25% of average daily net assets
     $50 to $100 million                0.20% of average daily net assets
     $100 to $200 million               0.15% of average daily net assets
     Over $200 million                  0.10% of average daily net assets

For the period ended September 30, 2002, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred Administration fees of $15,041 and $28,362, respectively.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

Quasar Distributors, LLC (the "distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

Each Fund has adopted a Distribution Plan (the "plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans provide that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the period ended September 30, 2002, The Perkins Discovery Fund and The Perkins Opportunity Fund paid the Distributor $6,439 and $28,362, respectively, under the Plan.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2002, the cost of purchases and the proceeds from sales of securities for The Perkins Discovery Fund, excluding short-term securities, was $1,442,053 and $2,405,953, respectively.

For the period ended September 30, 2002, the cost of purchases and the proceeds from sales of securities for The Perkins Opportunity Fund, excluding short-term securities, was $0 and $4,669,807, respectively.

NOTE 6 - REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the accounts of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

NOTE 7 - INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Fund. For the six months ended September 30, 2002, The Perkins Opportunity Fund had the following transactions with affiliated companies:

                                                                                   Amount of        Amount of
                                                                                   Dividends           Loss
                                                                                  Credited to      Realized on
                                                                                   Income for     Sale of Shares
                                                                                    the Six          for the
                           Shares                                     Shares         Months         Six Months
                            Held                                       Held          Ended            Ended
                           March      Purchases/       Sales/       September      September        September
                          31, 2002     Additions     Reductions      30, 2002       30, 2002         30, 2002
                          --------     ---------     ----------      --------       --------         --------
Insignia Systems Inc.     750,000         --             --          750,000           --               --
                                                                                                    ---------
Totals                                                                                              $      --
                                                                                                    ---------
                                                                                                    ---------

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

  The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Funds' officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                      Term of        Principal                       # of Funds   Other
                         Position     Office and     Occupation                      in complex   Directorships
Name, Age                Held with    Length of      During                          overseen     Held by
and Address              the Trust    Time Served    Past Five Years                 by Trustee   Trustee
-----------              ---------    -----------    ---------------                 ----------   -------
Dorothy A. Berry         Chairman     Indefinite     Talon Industries                19           Not
(Born 1943)              and          Term           (administrative,                             Applicable
615 E. Michigan St.      Trustee                     management
Milwaukee, WI  53202                  Since          & business
                                      May 1991       consulting);
                                                     formerly Chief
                                                     Operating Officer,
                                                     Integrated Assets
                                                     Management
                                                     (investment advisor
                                                     and manager) and
                                                     formerly President,
                                                     Value Line, Inc.,
                                                     (investment advisory
                                                     & financial
                                                     publishing firm).

Wallace L. Cook          Trustee      Indefinite     Retired; formerly               19           Not
(Born 1939)                           Term           Senior Vice                                  Applicable
615 E. Michigan St.                                  President,
Milwaukee, WI  53202                  Since          Rockefeller Trust
                                      May 1991       Co.; Financial
                                                     Counselor,
                                                     Rockefeller & Co.

Carl A. Froebel          Trustee      Indefinite     Private Investor;               19           Not
(Born 1938)                           Term           formerly Managing                            Applicable
615 E. Michigan St.                                  Director, Premier
Milwaukee, WI  53202                  Since          Solutions, Ltd.;
                                      May 1991       formerly President
                                                     and Founder,
                                                     National Investor
                                                     Data Services, Inc.
                                                     (investment related
                                                     computer software).

Ashley T. Rabun          Trustee      Indefinite     Founder and                     19           Trustee,
(Born 1952)                           Term           Chief Executive                              E*TRADE
615 E. Michigan St.                                  Officer,
Milwaukee, WI  53202                  Since          InvestorReach,
                                      May 2002       Inc., (financial
                                                     services marketing
                                                     and distribution
                                                     consulting);
                                                     formerly Partner
                                                     and Director,
                                                     Nicholas-Applegate
                                                     Capital Management,
                                                     (investment
                                                     management).

Rowley W.P. Redington    Trustee      Indefinite     President;                      19           Not
(Born 1944)                           Term           Intertech                                    Applicable
615 E. Michigan St.                                  Computer Services
Milwaukee, WI  53202                  Since          Corp. (consumer
                                      May 1991       electronics and
                                                     computer service
                                                     and marketing);
                                                     formerly Vice
                                                     President, PRS of
                                                     New Jersey, Inc.
                                                     (management
                                                     consulting), and
                                                     Chief Executive
                                                     Officer, Rowley
                                                     Associates (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

Steven J. Paggioli       Trustee      Indefinite     Consultant, U.S.                19           Trustee,
(Born 1950)                           Term           Bancorp Fund                                 Managers
915 Broadway                                         Services, LLC                                Funds.
New York, NY  10010                   Since          since July, 2001;
                                      May 1991       formerly Executive
                                                     Vice President,
                                                     Investment
                                                     Company
                                                     Administration,
                                                     LLC ("ICA")
                                                     (mutual fund
                                                     administrator and
                                                     the Fund's former
                                                     administrator).

Robert M. Slotky         President    Indefinite     Vice President,                              Not
(Born 1947)                           Term           U.S. Bancorp                                 Applicable
2020 E. Financial Way,                               Fund Services,
Suite 100                             Since          LLC since July,
Glendora, CA  91741                   August 2002    2001; formerly,
                                                     Senior Vice
                                                     President, ICA
                                                     (May 1997-July
                                                     2001.

Eric W. Falkeis          Treasurer    Indefinite     Vice President,                              Not
(Born 1973)                           Term           U.S. Bancorp                                 Applicable
615 E. Michigan St.                                  Fund Services,
Milwaukee, WI  53202                  Since          LLC since 1997;
                                      August 2002    Chief Financial
                                                     Officer, Quasar
                                                     Distributors, LLC,
                                                     since 2000.

Chad E. Fickett          Secretary    Indefinite     Compliance                                   Not
(Born 1973)                           Term           Administrator,                               Applicable
615 E. Michigan St.                                  U.S. Bancorp
Milwaukee, WI  53202                  Since          Fund Services,
                                      March 2002     LLC since July,
                                                     2000.

                                    Advisor
                        PERKINS CAPITAL MANAGEMENT, INC.
                              730 East Lake Street
                            Wayzata, MN  55391-1769
                                 (800) 998-3190
                                 (952) 473-8367

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701

                                    Auditors
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441